Share Capital and Share-based Payments - Disclosure of Indirect Measurement of Fair Value of Goods or Services Received, Share Options Granted (Details)	12 Months Ended
Dec. 31, 2020 $ / shares
Share Capital and Share-Based Payments [Abstract]
Exercise price (C$)	$ 11.80
Risk-free interest rate	0.40%
Volatility	65.20%
Dividend yield	0.00%
Expected life	5 years